Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Additional paid-in capital	Retained earnings	Accumulated other Comprehensive Income (loss)	Non-controlling interests	Total
Balance at Dec. 31, 2020	$ 1,164	$ 188,415	$ 62,673	$ 7,437	$ 8,718	$ 268,407
Balance (in Shares) at Dec. 31, 2020	49,035,055
Net income			29,767		5,572	35,339
Other comprehensive income (loss)				1,827	923	2,750
Total comprehensive income (loss)			29,767	1,827	6,495	38,089
Exercise of options	$ 1	40				41
Exercise of options (in Shares)	38,000
Dividend to Magic’s shareholders			(21,780)			(21,780)
Dividend to non-controlling interests in subsidiaries					(4,233)	(4,233)
Cost of share-based payment		956				956
Acquisition of subsidiaries					719	719
Settlement of put options over non-controlling interest		(5,364)			(1,279)	(6,643)
Balance at Dec. 31, 2021	$ 1,165	184,047	70,660	9,264	10,420	275,556
Balance (in Shares) at Dec. 31, 2021	49,073,055
Net income			40,470		5,809	46,279
Other comprehensive income (loss)				(15,823)	(3,276)	(19,099)
Total comprehensive income (loss)			40,470	(15,823)	2,533	27,180
Exercise of options	$ 1					1
Exercise of options (in Shares)	20,000
Dividend to Magic’s shareholders			(24,841)			(24,841)
Dividend to non-controlling interests in subsidiaries					(4,170)	(4,170)
Cost of share-based payment		(56)			2,135	2,079
Acquisition of redeemable non-controlling interests		(721)			(133)	(854)
Settlement of put options over non-controlling interest		(1,239)			2,599	1,360
Balance at Dec. 31, 2022	$ 1,166	$ 182,031	$ 86,289	$ (6,559)	$ 13,384	$ 276,311
Balance (in Shares) at Dec. 31, 2022	49,093,055